UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

(This Form N-Q relates solely to the Registrant’s PGIM Ultra Short Bond ETF)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS - 86.7%

ASSET-BACKED SECURITIES - 9.3%

Collateralized Loan Obligations - 9.3%
Birchwood Park CLO Ltd. (Cayman Islands), Series 1A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528%(c)	07/15/2026	525	$524,943
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548%(c)	07/15/2026	250	250,042
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 18A, Class AR, 144A, 3 Month LIBOR + 1.170%	3.518%(c)	10/15/2026	550	550,096
Limerock CLO III LLC (Cayman Islands), Series 3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.559%(c)	10/20/2026	250	250,037
Silver Spring CLO Ltd. (Cayman Islands), Series 1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598%(c)	10/15/2026	550	550,330
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	3.409%(c)	07/20/2027	500	500,130
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.275%(c)	07/18/2026	300	300,052

TOTAL ASSET-BACKED SECURITIES (cost $2,925,419)				2,925,630

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%

BANK, Series 2017-BNK5, Class A1	1.909%	06/15/2060	137	134,335

Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%	05/10/2047	114	113,282

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A1	2.065%	09/15/2050	227	221,690

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%	08/15/2048	422	417,115

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%	08/15/2049	75	73,287
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A1	1.666%	08/15/2048	268	264,555

JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%	03/15/2049	190	187,590

Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1	1.638%	05/15/2048	592	585,324

Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%	11/15/2049	149	144,945

Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1	1.711%	03/15/2049	53	52,447

UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/2050	390	383,154

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A1	1.889%	12/15/2048	143	141,331

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/2049	251	247,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,961,606)				2,966,376

CORPORATE BONDS - 65.0%

Aerospace & Defense - 1.1%
General Dynamics Corp., Gtd. Notes	2.646%(c)	05/11/2020	350	350,473

Auto Manufacturers - 8.0%
BMW US Capital LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749%(c)	04/12/2021	375	376,255

Daimler Finance North America LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.753%(c)	05/04/2020	150	150,075

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Daimler Finance North America LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.893%(c)	05/05/2020	360	361,351

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	2.901%(c)	03/12/2019	350	351,240

Harley-Davidson Financial Services, Inc., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	2.831%(c)	05/21/2020	350	350,462
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.732%(c)	07/13/2020	410	409,994

Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	2.321%(c)	12/12/2019	500	500,560

				2,499,937

Banks- 24.7%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.689%(c)	11/09/2020	450	450,303
Bank of America Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.388%(c)	01/15/2019	435	437,810

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.802%(c)	04/13/2021	275	275,724

BB&T Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	3.063%(c)	01/15/2020	160	161,131

BB&T Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%	2.695%(c)	06/15/2020	200	201,503

Capital One NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%	2.854%(c)	09/13/2019	250	251,437

Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.438%(c)	09/18/2019	350	350,423

Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, GMTN	2.050%	03/15/2019	400	398,354

Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375%	04/25/2019	400	399,050

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.020%	3.382%(c)	10/23/2019	400	404,475

Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000%	04/23/2020	350	342,098

ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.780%	3.101%(c)	08/17/2018	600	601,034

JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.989%(c)	01/28/2019	650	652,506

KeyBank NA, Sr. Unsec’d. Notes	1.700%	06/01/2018	250	250,000

Morgan Stanley, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.102%(c)	07/23/2019	350	351,839

Morgan Stanley, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%	3.209%(c)	01/24/2019	149	149,661

PNC Bank NA, Sr. Unsec’d. Notes	1.950%	03/04/2019	400	398,183

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.48%	2.839%(c)	07/29/2019	368	369,402

State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.226%(c)	08/18/2020	127	128,978

US Bank NA, Sr. Unsec’d. Notes	1.400%	04/26/2019	400	395,924

Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	2.675%(c)	12/06/2019	404	406,652

Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.560%	2.891%(c)	08/19/2019	105	105,491

Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.065%(c)	05/13/2019	250	251,449

				7,733,427

Beverages - 0.6%
PepsiCo., Inc., Sr. Unsec’d. Notes	5.000%	06/01/2018	200	200,000

Biotechnology - 1.3%
Amgen, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.929%(c)	05/22/2019	415	416,929

Chemicals - 1.6%
EI du Pont de Nemours & Co., Sr. Unsec’d., 3 Month LIBOR + 0.530%	2.888%(c)	05/01/2020	500	503,016

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Services - 0.7%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129%(c)	05/22/2019	205	205,780

Diversified Financial Services - 2.5%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.049%(c)	05/26/2020	415	418,768

Charles Schwab Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.649%(c)	05/21/2021	350	349,725

				768,493

Electric - 3.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	6.250%	09/16/2019	360	372,204

Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/2019	400	399,294

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375%	01/28/2020	200	217,292

				988,790

Electronics - 2.8%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/2019	350	350,030

Honeywell International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	2.399%(c)	10/30/2019	530	529,993

				880,023

Food - 5.3%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.645%(c)	03/16/2020	400	399,080

General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.893%(c)	04/16/2021	400	400,792

Kellogg Co., Sr. Unsec’d. Notes	3.250%	05/14/2021	350	350,902

Sysco Corp., Gtd. Notes	1.900%	04/01/2019	500	496,975

				1,647,749

Healthcare-Products - 1.4%
Stryker Corp., Sr. Unsec’d. Notes	2.000%	03/08/2019	440	437,917

Machinery-Construction & Mining - 1.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	2.672%	12/21/2018	402	402,937

Machinery-Diversified - 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.270%	2.618%(c)	10/15/2018	125	125,139

Mining - 1.1%
GlenCore Funding LLC, Gtd. Notes, 144A	3.125%	04/29/2019	350	349,276

Oil & Gas - 2.4%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%	11/05/2019	200	209,932

Petroleos Mexicanos (Mexico), Gtd. Notes	6.000%	03/05/2020	175	181,387

Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/2020	375	370,131

				761,450

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals - 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/2019	350	347,608

Pipelines - 1.3%
Enterprise Products Operating LLC, Gtd. Notes	6.500%	01/31/2019	400	409,466

Technology - 0.6%
HP, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%	3.288%(c)	01/14/2019	200	200,602

Telecommunications - 3.6%
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/2019	350	348,848

Comcast Corp., Gtd. Notes	5.700%	07/01/2019	400	412,369

Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.879%(c)	05/22/2020	351	352,935

				1,114,152

TOTAL CORPORATE BONDS
(cost $20,341,391)				20,343,164

CERTIFICATE OF DEPOSIT - 2.2%

Banks – 2.2%
Canadian Imperial Bank of Commerce (Canada)	2.651%	07/08/2019	350	350,454

Credit Suisse AG (Switzerland)	2.651%	04/09/2019	350	350,268

TOTAL CERTIFICATE OF DEPOSIT
(cost $700,000)				700,722

SOVEREIGN BOND - 0.7%

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.250%	01/20/2020	200	206,080

TOTAL SOVEREIGN BOND

(cost $206,329)				206,080

TOTAL LONG-TERM INVESTMENTS
(cost $27,135,745)				27,141,972

			Shares
SHORT-TERM INVESTMENTS - 9.0%
AFFILIATED MUTUAL FUND - 0.6%

PGIM Institutional Money Market Fund(w)			177,683	177,701

TOTAL AFFILIATED MUTUAL FUND
(cost $177,697)				177,701

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATE OF DEPOSIT - 1.1%

Banks - 1.1%

Svenska Handelsbanken (Sweden)	2.568%	02/01/2019	350	350,319

TOTAL CERTIFICATE OF DEPOSIT

(cost $349,786)				350,319

COMMERCIAL PAPER - 6.0%

Vodafone Group	2.690%	10/04/2018	400	396,228

SunCor Energy, Inc.	2.660%	07/09/2018	350	349,101

UBS AG (London), (United Kingdom)	2.655%	04/04/2019	400	400,426

Sempra Energy Holding	2.650%	07/10/2018	350	349,075

Spectra Energy Partners LP, 144A	2.820%	07/13/2018	250	249,285

Ford Motor Credit Co. LLC, 144A	3.160%	04/08/2019	150	146,346

TOTAL COMMERCIAL PAPER

(cost $1,889,565)				1,890,461

CORPORATE NOTES - 1.3%

Electric - 1.3%

Pacific Gas & Electric Co., 3 Month LIBOR + 0.23%	2.549%(c)	11/28/2018	400	399,959

TOTAL CORPORATE NOTES

(cost $399,624)				399,959

TOTAL SHORT-TERM TERM INVESTMENTS
(cost $2,816,672)				2,818,440

TOTAL INVESTMENTS - 95.7%

(cost - $29,951,417)				29,960,412

Other assets in excess of liabilities - 4.3%				1,361,116

NET ASSETS - 100.0%				$31,321,528

The following abbreviations are used in the quarterly schedule of portfolio holdings:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Other

Q	Quarterly payment frequency for swaps

S	Semiannual payment frequency for swaps

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO	Collateralized Loan Obligation

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

Interest rate swap agreements outstanding at May 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,500	10/09/2019	2.545%(S)	3 Month LIBOR(1)(Q)	$95	$958	$863
1,250	04/10/2020	2.587%(S)	3 Month LIBOR(1)(Q)	153	1,639	1,486
2,000	04/10/2019	2.434%(S)	3 Month LIBOR(1)(Q)	152	848	696
500	07/18/2020	2.711%(S)	3 Month LIBOR(1)(Q)	151	(248)	(399)
250	11/02/2020	2.806%(S)	3 Month LIBOR(1)(Q)	151	(480)	(631)
350	05/09/2021	2.855%(S)	3 Month LIBOR(1)(Q)	151	(934)	(1,085)
400	11/24/2019	2.714%(S)	3 Month LIBOR(1)(Q)	150	(574)	(724)

				$1,003	$1,209	$206

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

Cash with a value of $177,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at May 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Asset-Backed Securities

Collateralized Loan Obligations	$-	$2,925,630	$-

Commercial Mortgage-Backed Securities	-	2,966,376	-

Corporate Bonds	-	20,343,164	-

Certificate of Deposit	-	1,051,041	-

Sovereign Bond	-	206,080	-

Affiliated Mutual Fund	177,701	-	-

Commercial Paper	-	1,890,461	-

Corporate Notes	-	399,959	-

Other Financial Instruments*

Interest Rate Swap Agreements	-	206	-

Total	$177,701	$29,782,917	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Ultra Short Bond ETF

Notes to Schedule of Investments

as of May 31, 2018 (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to

PGIM Ultra Short Bond ETF

Notes to Schedule of Investments

as of May 31, 2018 (unaudited) (continued)

price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PGIM ETF Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date     July 20, 2018

*	Print the name and title of each signing officer under his or her signature.